SUBSEQUENT EVENTS (Details Narrative) - 12 months ended Dec. 31, 2022	USD ($) $ / shares shares	CAD ($)	USD ($)
Statement [Line Items]
Total Consideration		$ 6,700,000.0
Cancelled unvested incentive stock options | shares	930,000
Unvested RSUs | shares	330,002
Common shares issued upon closing of the transaction	$ 250,000
Net smelter return royalty percent	1.50%
Future contingent payment			$ 500,000
Cash Future contingent payment			$ 1,000,000
Administrative penalty	$ 10,000
Consideration paid in cash	$ 470,000
Consideration paid in shares | shares	1,598,162
NSR royalty on the Pickle Crow Gold Project	2.00%
NSR royalty on the Hope Brook Gold Project	1.50%
DSUs [Member]
Statement [Line Items]
Exercisable period	18 months
Granted deferred stock	450,000
PSUs [Member]
Statement [Line Items]
Exercisable period	3 years
Granted Performance Share Units	4,900,000
Stock Options [Member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.19
Granted stock options	16,075,000
Exercisable period	5 years
RSUs [Member]
Statement [Line Items]
Exercisable period	3 years
Granted RSU	2,817,045